UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601
Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver        Westport, Connecticut           May 13, 2008

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total (x$1,000): $ 860,841

List of Included Managers:

         Andrew J. Knuth        Westport Advisers, LLC
         Edmund H. Nicklin      Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

Westport Advisers LLC
FORM 13F
                                    31-Mar-08

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
AAR Corp.                            COM        000361105     2575       94408     SH        Sole                94408
Abbott Laboratories                  COM        002824100     2206       40000     SH        Sole                40000
American Eagle Outfitters, Inc       COM        02553E106      700       40000     SH        Sole                40000
Amphenol Corp.                       COM        032095101     2235       60000     SH        Sole                60000
Anadarko Petroleum Corp.             COM        032511107     3151       50000     SH        Sole                50000
Arbitron, Inc.                       COM        03875Q108    29252      677753     SH        Sole               677753
Arthur J. Gallagher & Company        COM        363576109    11895      503600     SH        Sole               503600
Baldor Electric Company              COM        057741100    24472      874002     SH        Sole               874002
BankUnited Financial Corp. - C       COM        06652B103     5454     1088700     SH        Sole              1088700
Big Lots, Inc.                       COM        089302103    29281     1313056     SH        Sole              1313056
Brown & Brown, Inc.                  COM        115236101     9997      575200     SH        Sole               575200
CA, Inc.                             COM        12673P105     1687       75000     SH        Sole                75000
CACI International, Inc.             COM        127190304     9606      210900     SH        Sole               210900
CVS/Caremark Corp.                   COM        126650100    26406      651850     SH        Sole               651850
Charles River Laboratories Int       COM        159864107    41335      701300     SH        Sole               701300
Checkpoint Systems, Inc.             COM        162825103    18435      686600     SH        Sole               686600
ChoicePoint, Inc.                    COM        170388102      685       14400     SH        Sole                14400
Cox Radio, Inc. - Class A            COM        224051102     5148      433334     SH        Sole               433334
Cullen/Frost Bankers, Inc.           COM        229899109     1379       26000     SH        Sole                26000
Darden Restaurants, Inc.             COM        237194105    23898      734200     SH        Sole               734200
DeVry, Inc.                          COM        251893103    53346     1275000     SH        Sole              1275000
Del Monte Foods Company              COM        24522P103    16439     1725000     SH        Sole              1725000
Diebold, Inc.                        COM        253651103      751       20000     SH        Sole                20000
Downey Financial Corp.               COM        261018105     2206      120000     SH        Sole               120000
EMS Technologies, Inc.               COM        26873N108     4142      152613     SH        Sole               152613
EOG Resources, Inc.                  COM        26875P101     4980       41500     SH        Sole                41500
Emmis Communications Corp.           COM        291525103      536      154153     SH        Sole               154153
Energy Partners Ltd                  COM        29270U105     7052      744637     SH        Sole               744637
FEI Company                          COM        30241L109      262       12000     SH        Sole                12000
FMC Corp.                            COM        302491303     1387       25000     SH        Sole                25000
Fairchild Semiconductor Corp.        COM        303726103     4172      350000     SH        Sole               350000
FedEx Corp.                          COM        31428X106     1714       18500     SH        Sole                18500
Forest Oil Corp.                     COM        346091705    31442      642191     SH        Sole               642191
Forestar Real Estate Group, In       COM        346233109     2684      107752     SH        Sole               107752
General Communication, Inc. -        COM        369385109     4540      739450     SH        Sole               739450
Helmerich & Payne, Inc.              COM        423452101      585       12488     SH        Sole                12488
Hilb, Rogal & Hobbs Company          COM        431294107    29122      925400     SH        Sole               925400
IMS Health, Inc.                     COM        449934108    11337      539598     SH        Sole               539598
ITT Educational Services, Inc.       COM        45068B109    27374      596000     SH        Sole               596000
International Rectifier Corp.        COM        460254105      860       40000     SH        Sole                40000
Interpublic Group of Companies       COM        460690100      841      100000     SH        Sole               100000
John Wiley & Sons, Inc.              COM        968223206    17070      429979     SH        Sole               429979
KBR, Inc.                            COM        48242W106    10415      375586     SH        Sole               375586
Kinetic Concepts, Inc.               COM        49460W208     7166      155000     SH        Sole               155000
Laboratory Corporation of Amer       COM        50540R409     2210       30000     SH        Sole                30000
Orient Express Hotels Ltd. - C       COM        G67743107    24994      579100     SH        Sole               579100
Pall Corp.                           COM        696429307     1753       50000     SH        Sole                50000
Parametric Technology Corp.          COM        699173209      767       48000     SH        Sole                48000
Perot Systems Corp. - Class A        COM        714265105    13912      925000     SH        Sole               925000
Plains Exploration & Productio       COM        726505100    45724      860450     SH        Sole               860450
Praxair, Inc.                        COM        74005P104     3597       42700     SH        Sole                42700
Precision Castparts Corp.            COM        740189105    69874      684500     SH        Sole               684500
QLogic Corp.                         COM        747277101    10411      678209     SH        Sole               678209
Rogers Corp.                         COM        775133101     5506      164800     SH        Sole               164800
Ruby Tuesday, Inc.                   COM        781182100     6676      890200     SH        Sole               890200
Saks, Inc.                           COM        79377w108    11380      912600     SH        Sole               912600
St. Joe Company (The)                COM        790148100     9710      226193     SH        Sole               226193
Sterling Financial Corp.             COM        859319105     4293      275000     SH        Sole               275000
Stone Energy Corp.                   COM        861642106    15641      299000     SH        Sole               299000
SunTrust Banks, Inc.                 COM        867914103     1048       19000     SH        Sole                19000
Synopsys, Inc.                       COM        871607107    26832     1181492     SH        Sole              1181492
Teradata Corporation                 COM        88076W103      754       34200     SH        Sole                34200
Texas Instruments, Inc.              COM        882508104      567       20064     SH        Sole                20064
The South Financial Group, Inc       COM        837841105     9818      660700     SH        Sole               660700
Thermo Fisher Scientific Inc.        COM        883556102    34161      601000     SH        Sole               601000
TriZetto Group, Inc.                 COM        896882107    16938     1014863     SH        Sole              1014863
Universal Health Services, Inc       COM        913903100    52895      985200     SH        Sole               985200
WSFS Financial Corp.                 COM        929328102     1156       23449     SH        Sole                23449
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